                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2001
                                                --------------

Check here if Amendment [  ]; Amendment Number:
     This Amendment (Check only one.):        [  ] is a restatement.
                                              [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
Address:       1829 REISTERSTOWN ROAD
               SUITE 220
               BALTIMORE, MARYLAND  21208

Form 13F File Number:  28-4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          MARK D. LERNER
Title:         VICE PRESIDENT
Phone:         (410) 602-0195

Signature, Place, and Date of Signing:

              /s/ MARK D. LERNER       BALTIMORE, MARYLAND       05/15/01
           -----------------------  ------------------------  ---------------
                  [Signature]             [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                               --------------
Form 13F Information Table Entry Total:        51
                                               --------------
Form 13F Information Table Value Total:        $334,863
                                               --------------
                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


                            FORM 13F INFORMATION TABLE

  COLUMN 1               COLUMN 2        COLUMN 3               COLUMN 4           COLUMN 5                  COLUMN 6     COLUMN 7
------------          --------------   ------------          --------------  ----------------------------   -----------  ---------
                                                                 VALUE       SHRS OR       SH/       PUT/    INVESTMENT     OTHER
NAME OF ISSUER        TITLE OF CLASS      CUSIP                (x$1000)      PRN AMT       PRN       CALL    DISCRETION    MANAGERS
--------------        --------------   ------------          --------------  -------       ----      ----    ----------  ---------

Aetna, Inc.                 Common         008117103            2,558           71,200      SH                SOLE
---------------------------------------------------------------------------------------------------------------------------------
Agile Software              Common         00846X105            1,987          179,600      SH                SOLE
---------------------------------------------------------------------------------------------------------------------------------
Agribrands Int'l Inc.       Common         00849R105           14,747          273,200      SH                SOLE
---------------------------------------------------------------------------------------------------------------------------------
Alcatel Asthom              Common         013904305            2,854           99,225      SH                SOLE
---------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc.                  Common         013817101           12,083          336,104      SH                SOLE
---------------------------------------------------------------------------------------------------------------------------------
Applied Micro Circuits      Common         03822W109            4,871          295,216      SH                SOLE
---------------------------------------------------------------------------------------------------------------------------------
Biochem Pharmaceuticals     Common         09058T108            2,880           94,800      SH                SOLE
---------------------------------------------------------------------------------------------------------------------------------
C Cube Microsystems         Common         12501N108              985           80,000      SH                SOLE
---------------------------------------------------------------------------------------------------------------------------------
Cardinal Health             Common         14149y108            6,203           64,114      SH                SOLE
---------------------------------------------------------------------------------------------------------------------------------
Caremark RX, Inc.           Common         141705103           66,333        5,086,900      SH                SOLE
---------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc.              Common         172967101           31,841          707,894      SH                SOLE
---------------------------------------------------------------------------------------------------------------------------------
Cohoes Bancorp Inc          Common         192513109            2,731          140,500      SH                SOLE
---------------------------------------------------------------------------------------------------------------------------------
Commerce One                Common         200693109              721           76,200      SH                SOLE
---------------------------------------------------------------------------------------------------------------------------------
Conagra                     Common         205887102              518           28,400      SH                SOLE
---------------------------------------------------------------------------------------------------------------------------------
Delhaize America Inc.       Common         246688105            4,995          244,235      SH                SOLE
Class A
---------------------------------------------------------------------------------------------------------------------------------
Dow Chemical                Common         260543103           14,551          460,906      SH                SOLE
---------------------------------------------------------------------------------------------------------------------------------
EGL Inc.                    Common         268484102            1,158           47,500      SH                SOLE
---------------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp         Common         283905107            1,261           19,305      SH                SOLE
---------------------------------------------------------------------------------------------------------------------------------
Fairfield Communities       Common         304231301           12,548          785,700      SH                SOLE
---------------------------------------------------------------------------------------------------------------------------------
Fleet Boston                Common         339030108            6,360          168,490      SH                SOLE
---------------------------------------------------------------------------------------------------------------------------------
Flowers Foods               Common         343498101            1,116           55,500      SH                SOLE
---------------------------------------------------------------------------------------------------------------------------------
Forest Oil                  Common         346091606            2,238           74,850      SH                SOLE
---------------------------------------------------------------------------------------------------------------------------------
Fritz Companies             Common         358846103            1,094          100,000      SH                SOLE
---------------------------------------------------------------------------------------------------------------------------------
Infospace                   Common         45678T102              111           50,044      SH                SOLE
---------------------------------------------------------------------------------------------------------------------------------
Invitrogen                  Common         46185R100           10,130          184,677      SH                SOLE
---------------------------------------------------------------------------------------------------------------------------------
JDS Uniphase                Common         46612j101           11,335          614,800      SH                SOLE
---------------------------------------------------------------------------------------------------------------------------------
JP Morgan Chase             Common         46625H100            1,491           33,200      SH                SOLE
---------------------------------------------------------------------------------------------------------------------------------
Lucent Tech                 Common         549463107              499           50,000      SH      CALL      SOLE
---------------------------------------------------------------------------------------------------------------------------------
Lucent Tech                 Common         549463107              499           50,000      SH      CALL      SOLE
---------------------------------------------------------------------------------------------------------------------------------
Mackenzie Financial         Common         554531103            9,857          546,900      SH                SOLE
---------------------------------------------------------------------------------------------------------------------------------
Marvell Technology          Common         G5876H105            1,354          112,251      SH                SOLE
---------------------------------------------------------------------------------------------------------------------------------
Microchip Tech              Common         595017104              831           32,700      SH                SOLE
---------------------------------------------------------------------------------------------------------------------------------
Nortel Network              Common         656568102            2,848          202,675      SH                SOLE
---------------------------------------------------------------------------------------------------------------------------------
Opentv                      Common         G67543101              558           58,712      SH                SOLE
---------------------------------------------------------------------------------------------------------------------------------




                                           COLUMN 8
                                 -----------------------------
                                      VOTING AUTHORITY
                                 SOLE       SHARED        NONE
                                 ----       ------        -----

Aetna, Inc.                      SOLE
----------------------------------------------------------------
Agile Software                   SOLE
----------------------------------------------------------------
Agribrands Int'l Inc.            SOLE
----------------------------------------------------------------
Alcatel Asthom                   SOLE
----------------------------------------------------------------
Alcoa Inc.                       SOLE
----------------------------------------------------------------
Applied Micro Circuits           SOLE
----------------------------------------------------------------
Biochem Pharmaceuticals          SOLE
----------------------------------------------------------------
C Cube Microsystems              SOLE
----------------------------------------------------------------
Cardinal Health                  SOLE
----------------------------------------------------------------
Caremark RX, Inc.                SOLE
----------------------------------------------------------------
Citigroup Inc.                   SOLE
----------------------------------------------------------------
Cohoes Bancorp Inc               SOLE
----------------------------------------------------------------
Commerce One                     SOLE
----------------------------------------------------------------
Conagra                          SOLE
----------------------------------------------------------------
Delhaize America Inc.            SOLE
Class A
----------------------------------------------------------------
Dow Chemical                     SOLE
----------------------------------------------------------------
EGL Inc.                         SOLE
----------------------------------------------------------------
El Paso Energy Corp              SOLE
----------------------------------------------------------------
Fairfield Communiti              SOLE
----------------------------------------------------------------
Fleet Boston                     SOLE
----------------------------------------------------------------
Flowers Foods                    SOLE
----------------------------------------------------------------
Forest Oil                       SOLE
----------------------------------------------------------------
Fritz Companies                  SOLE
----------------------------------------------------------------
Infospace                        SOLE
----------------------------------------------------------------
Invitrogen                       SOLE
----------------------------------------------------------------
JDS Uniphase                     SOLE
----------------------------------------------------------------
JP Morgan Chase                  SOLE
----------------------------------------------------------------
Lucent Tech                                         NONE
----------------------------------------------------------------
Lucent Tech                                         NONE
----------------------------------------------------------------
Mackenzie Financial              SOLE
----------------------------------------------------------------
Marvell Technology               SOLE
----------------------------------------------------------------
Microchip Tech                   SOLE
----------------------------------------------------------------
Nortel Network                   SOLE
----------------------------------------------------------------
Opentv                           SOLE
----------------------------------------------------------------

                            FORM 13F INFORMATION TABLE

  COLUMN 1               COLUMN 2        COLUMN 3               COLUMN 4           COLUMN 5                  COLUMN 6     COLUMN 7
------------          --------------   ------------          --------------  ----------------------------   -----------  ---------
                                                                 VALUE       SHRS OR       SH/       PUT/    INVESTMENT     OTHER
NAME OF ISSUER        TITLE OF CLASS      CUSIP                (x$1000)      PRN AMT       PRN       CALL    DISCRETION    MANAGERS
--------------        --------------   ------------          --------------  -------       ----      ----    ----------  ---------

Pinnacle Entertainment      Common         723456109            1,797          171,100      SH                SOLE
---------------------------------------------------------------------------------------------------------------------------------
Psinet Inc.                 Common         74437C101                8           36,270      SH                SOLE
---------------------------------------------------------------------------------------------------------------------------------
Quorum Health               Common         749084109           12,032          795,500      SH                SOLE
---------------------------------------------------------------------------------------------------------------------------------
Scott Technologies          Common         810022301            2,936          132,700      SH                SOLE
---------------------------------------------------------------------------------------------------------------------------------
Telecom Holders             Common         87927P200            1,285           25,000      SH                SOLE
---------------------------------------------------------------------------------------------------------------------------------
Thermadyne Holdings         Common         883435208               33           26,004      SH                SOLE
---------------------------------------------------------------------------------------------------------------------------------
Thoratec Labs               Common         885175307            5,435          639,358      SH                SOLE
---------------------------------------------------------------------------------------------------------------------------------
Transocean Sedco            Common         G90078109            4,795          110,600      SH                SOLE
---------------------------------------------------------------------------------------------------------------------------------
UTI Energy                  Common         903387108              907           30,000      SH                SOLE
---------------------------------------------------------------------------------------------------------------------------------
Veritas                     Common         923436109           15,500          335,200      SH                SOLE
---------------------------------------------------------------------------------------------------------------------------------
Viacom Inc. CLB             Common         925524308           11,847          269,437      SH                SOLE
---------------------------------------------------------------------------------------------------------------------------------
Waddell & Reed Financial    Common         930059100              454           16,000      SH                SOLE
---------------------------------------------------------------------------------------------------------------------------------
Waddell & Reed Financial    Common         930059209              455           16,000      SH                SOLE
CLB
---------------------------------------------------------------------------------------------------------------------------------
Washington Mutual           Common         939322103           22,370          408,590      SH                SOLE
---------------------------------------------------------------------------------------------------------------------------------
Webmethods                  Common         94768C108            1,334           63,898      SH                SOLE
---------------------------------------------------------------------------------------------------------------------------------
WPP Group                   Common         929309300           16,662          310,360      SH                SOLE
---------------------------------------------------------------------------------------------------------------------------------
XOXO Communication          Common         983764101              917         130,996       SH                SOLE
---------------------------------------------------------------------------------------------------------------------------------


                                          COLUMN 8
                                -----------------------------
                                     VOTING AUTHORITY
                                SOLE       SHARED        NONE
                                ----       ------        -----
---------------------------------------------------------------
Pinnacle Entertainment          SOLE
---------------------------------------------------------------
Psinet Inc.                     SOLE
---------------------------------------------------------------
Quorum Health                   SOLE
---------------------------------------------------------------
Scott Technologies              SOLE
---------------------------------------------------------------
Telecom Holders                 SOLE
---------------------------------------------------------------
Thermadyne Holdings             SOLE
---------------------------------------------------------------
Thoratec Labs                   SOLE
---------------------------------------------------------------
Transocean Sedco                SOLE
---------------------------------------------------------------
UTI Energy                      SOLE
---------------------------------------------------------------
Veritas                         SOLE
---------------------------------------------------------------
Viacom Inc. ClB                 SOLE
---------------------------------------------------------------
Waddell & Reed Financial        SOLE
---------------------------------------------------------------
Waddell & Reed Financial        SOLE
CL B
---------------------------------------------------------------
Washington Mutual               SOLE
---------------------------------------------------------------
Webmethods                      SOLE
---------------------------------------------------------------
WPP Group                       SOLE
---------------------------------------------------------------
XOXO Communication              SOLE
---------------------------------------------------------------


                                      -4-